Vessel Operating Expenses	9 Months Ended
Sep. 30, 2016
Notes To Consolidated Financial Statements
Vessel Operating Expenses

9. Vessel Operating Expenses

Vessel operating expenses are comprised of the following:

	Nine Months Ended
	September 30,
	2015	2016
Crew wages and related costs	$21,767	$22,067
Insurance	2,974	2,587
Repairs, maintenance and drydocking costs	5,149	1,912
Spares, stores and provisions	6,254	5,184
Lubricants	3,051	2,850
Taxes	1,068	1,037
Miscellaneous	1,721	1,249
Total	$41,984	$36,886